Putnam
Balanced
Fund

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

9-30-99


[LOGO: BOSTON * LONDON * TOKYO]


From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

The Trustees of Putnam Balanced Fund are pleased to report impressive returns for the fund in the 12 months that ended September 30, 1999. In a year when stronger-than-expected economic growth prompted unexpected action by the Federal Reserve Board, the fund once again demonstrated the diversification benefits of a balanced portfolio of stocks and bonds. Stocks outperformed bonds by a wide margin during the period, but they also exhibited above-average volatility. Although bonds were weak performers, their swings were significantly gentler. Your fund's managers, Manuel Weiss Herrero and James M. Prusko, believe that as a result, your fund's share price experienced greater relative stability than would have occurred with a pure stock fund.

Total return for 12 months ended 9/30/99

       NAV                              POP
----------------------------------------------------------------
      20.25%                           13.31%
----------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods begins on page 6.


* STOCKS REACH NEW HIGHS WHILE BONDS WAVER

As the period opened on October 1, 1998, stocks and bonds were in the midst of a recovery powered by the first in a series of three interest-rate cuts by the Federal Reserve Board. The Fed took action to counter the risks to global credit markets created by the Russian ruble devaluation during the summer of 1998. The medicine did its job, and both the bond and the stock markets rallied as investors became more confident.

The general gains at the end of 1998 gave way to much more uneven performance in 1999. Fortunately the fund's equity strategy focuses on large, growing companies. These have been, by many measures, the best and steadiest performers in the market during 1999 as they were in previous years. Although their success was interrupted twice by a temporary rotation to value stocks in April and May and by a broad market decline in August and September, large-cap growth stocks still registered robust gains for the year.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Insurance
and finance              10.8%

Electronics and
electrical equipment     10.2%

Telecommunications        9.1%

Pharmaceuticals           5.9%

Retail                    4.8%

Footnote reads:
*Based on net assets as of 9/30/99. Holdings will vary over time.


Similarly bonds experienced several shifts in sector performance during 1999. In the first quarter, Treasury bonds began to fall in value as economic reports showed stronger-than-expected economic growth. Expanding output can cause inflationary pressures, and Treasury bonds are the securities most sensitive to inflationary expectations. Since the spring, bonds have suffered from the gathering pace of global economic growth and two interest-rate increases by the Fed to restrain demand. Treasuries make up only a minority of the fund's fixed-income stake, however, and fund holdings in what we refer to as the spread sectors -- corporate bonds, mortgage-backed securities, and high-yield issues -- outperformed Treasuries during the annual period.

* TECHNOLOGY, RETAIL SECTORS SEE STRONG GROWTH

Although your fund's equity holdings are diversified across all of the major sectors of the domestic economy, Manny Weiss' team targets companies that are growing faster than the market average. This generally leads to a heavier weighting in faster-growing industry sectors. This year, as in the past two years, technology, telecommunications, and retail stocks have offered some of the best opportunities.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

U.S. Treasury Obligation
6%, August 15, 2004

U.S. Treasury Obligation
5.375%, February 15, 2001

U.S. Treasury Obligation
5.25% May 15, 2004

Microsoft Corp.
Computer services and software

General Electric Co.
Electronics and electrical equipment

Cisco Systems, Inc.
Business equipment and services

Lucent Technologies, Inc.
Telecommunications

U.S. Government Agency
Mortgage Obligations
6.5%, September 15, 2024 -
February 15, 2029

Intel Corp.
Electronics and electrical equipment

Tyco International Ltd.
Medical supplies and devices

Footnote reads:
These holdings represent 31.5% of the fund's net assets as of 9/30/99.


Thanks to the global growth of the Internet, demand for voice and data communications continues to fuel earnings growth in several industries. Personal computer, semiconductor, cable, cellular, and data transmission equipment companies are striving to supply the goods of the information economy. One of the fund's top holdings, Lucent Technologies, has been thriving. Recently the company has made several strategic acquisitions that should position it for continued growth. In the technology sector, Microsoft and Cisco Systems were among the fund's top performers. In the retail sector, which benefited from rising consumer spending, the fund had strong performance from positions in Wal-Mart Stores and Costco. While these holdings, along with others discussed in this report, were viewed favorably at the end of the period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

* BONDS SPOOKED BY STRONGER U.S. AND WORLD GROWTH

A growing federal budget surplus, steady economic growth, and low loan default rates provided a favorable fundamental background for bonds, but the specter of future inflation was hard for investors to ignore. Stronger global economic expansion puts pressure on bonds, while the swelling U.S. trade deficit makes U.S. bonds less attractive to international investors. The yield on the 30-year Treasury bond fluctuated near 6% for much of 1999, about a percentage point higher than its level as the fund's fiscal year opened.

Jim Prusko, who manages the fixed-income portion of the portfolio, addressed these risks with a number of tactical maneuvers. In the first half of the year, he added to the fund's holdings in spread sectors that generally outperformed Treasuries. The fund's duration stance, however, detracted from returns, since the portfolio was sensitive to rising interest rates. Within the fund's corporate bond holdings, Jim focused on issues in the prosperous telecommunications and cable sectors with rewarding results. For much of the year, the fund's significant weighting in mortgage-backed bonds helped to offset partially the effects of rising interest rates. These issues underperformed in the spring and summer, however, as the Fed raised interest rates in part to slow down a vigorous housing market.

* FUND POSITIONED TO SEIZE OPPORTUNITIES

As the fund enters its 2000 fiscal year, it is benefiting from generally strong corporate earnings in many of its equity holdings. The fund's managers plan to take advantage of possible weakness in the bond market because year-end volatility could produce chances to buy undervalued bonds. As always, the fund's diverse combination of stocks and bonds can take advantage of a variety of opportunities for growth as well as income while working to limit volatility.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
November 17, 1999

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 9/30/99, there is no guarantee the fund will continue to hold these securities in the future.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Balanced Fund is designed for investors seeking capital growth and current income through a portfolio of core-growth stocks and fixed-income securities.


TOTAL RETURN FOR PERIODS ENDED 9/30/99

                                     Standard &     Lehman Bros.  Consumer
                                    Poor's 500(R)   Govt./Corp.    price
                     NAV      POP      Index        Bond Index     index
--------------------------------------------------------------------------
1 year              20.25%   13.31%    27.80%         -1.63%       2.75%
--------------------------------------------------------------------------
Life of fund
(since 1/3/95)     140.13   126.29    205.64          44.85       12.16
Annual average      20.30    18.80     26.53           8.12        2.45
--------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A shares at POP reflect the current maximum initial sales charge of 5.75%. Performance data reflect an expense limitation currently or previously in effect. Without the expense limitation the fund's total return would have been lower. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


PRICE AND DISTRIBUTION INFORMATION 12 MONTHS ENDED 9/30/99

--------------------------------------------------------------------------
Distributions (number)                                            1
--------------------------------------------------------------------------
Income                                                         $0.220
--------------------------------------------------------------------------
Capital gains
  Long-term                                                     1.249
--------------------------------------------------------------------------
  Short-term                                                    0.092
--------------------------------------------------------------------------
  Total                                                        $1.561
--------------------------------------------------------------------------
Share value:                                                 NAV      POP
--------------------------------------------------------------------------
9/30/98                                                    $11.92   $12.65
--------------------------------------------------------------------------
9/30/99                                                     12.63    13.40
--------------------------------------------------------------------------


[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 1/3/95

                                                  Lehman Bros.
          Fund's shares     Standard & Poor's      Gov./Corp.   Consumer price
Date         at POP             500 Index         Bond Index        index

1/3/95        9,425              10,000             10,000         10,000
6/30/95      11,020              12,021             11,180         10,187
12/31/95     12,256              13,758             11,924         10,254
6/30/96      12,940              15,147             11,700         10,468
12/31/96     13,941              16,917             12,270         10,595
6/30/97      15,605              20,403             12,607         10,708
12/31/97     16,923              22,561             13,468         10,775
6/30/98      19,970              26,556             14,029         10,888
12/31/98     21,482              29,008             14,744         10,969
6/30/99      22,969              32,600             14,407         11,102
9/30/99     $22,629             $30,564            $14,485        $11,216

Footnote reads:
Past performance is no assurance of future results. See first page of performance section for performance calculation method.


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge.


Comparative benchmarks

Standard and Poor's 500 Index* is an index of common stocks frequently used as a general measure of stock market performance.

Lehman Bros. Government/Corporate Bond Index* is an index of publicly issued U.S. Treasury obligations, debt obligations of U.S. government agencies (excluding mortgage-backed securities), fixed-rate, non-convertible, investment-grade corporate debt securities and U.S. dollar-denominated, SEC-registered non-convertible debt issued by foreign governmental entities or international agencies used as a general measure of the performance of fixed-income securities.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.


A guide to the financial statements

These sections of the report, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-ended funds, a separate table is provided for each share class.


Report of independent accountants
For the fiscal year ended September 30, 1999

To the Board of Trustees of Putnam Investment Funds and Shareholders of Putnam Balanced Fund
(a series of Putnam Investment Funds)

In our opinion, the accompanying statement of assets and liabilities, including the fund's portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Balanced Fund (the "fund") at September 30, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at September 30, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 9, 1999




The fund's portfolio
September 30, 1999

COMMON STOCKS (58.1%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Broadcasting (2.6%)
--------------------------------------------------------------------------------------------------------------------------
                515  CBS Corp. (NON)                                                                        $       23,819
                285  Clear Channel Communications, Inc. (NON)                                                       22,764
                820  Comcast Corp. Class A                                                                          32,698
                350  MediaOne Group Inc. (NON)                                                                      23,909
                                                                                                            --------------
                                                                                                                   103,190

Business Equipment and Services (3.8%)
--------------------------------------------------------------------------------------------------------------------------
              1,272  Cisco Systems, Inc. (NON)                                                                      87,212
                610  EMC Corp. (NON)                                                                                43,577
                240  Omnicom Group, Inc.                                                                            19,005
                                                                                                            --------------
                                                                                                                   149,794

Chemicals (0.6%)
--------------------------------------------------------------------------------------------------------------------------
                240  Avery Dennison Corp.                                                                           12,660
                200  Praxair, Inc.                                                                                   9,200
                                                                                                            --------------
                                                                                                                    21,860

Computer Equipment (1.6%)
--------------------------------------------------------------------------------------------------------------------------
                310  Lexmark International Group, Inc. Class A (NON)                                                24,955
                430  Sun Microsystems, Inc. (NON)                                                                   39,990
                                                                                                            --------------
                                                                                                                    64,945

Computer Services and Software (7.3%)
--------------------------------------------------------------------------------------------------------------------------
                390  America Online, Inc. (NON)                                                                     40,560
                240  BMC Software, Inc. (NON)                                                                       17,175
              1,640  Microsoft Corp. (NON)                                                                         148,523
                265  Oracle Corp. (NON)                                                                             12,058
                200  Siebel Systems, Inc. (NON)                                                                     13,325
                320  Unisys Corp. (NON)                                                                             14,440
                380  VERITAS Software Corp. (NON)                                                                   28,856
                 90  Yahoo! Inc. (NON)                                                                              16,155
                                                                                                            --------------
                                                                                                                   291,092

Computers (3.6%)
--------------------------------------------------------------------------------------------------------------------------
                245  Apple Computer, Inc. (NON)                                                                     15,512
                745  Dell Computer Corp. (NON)                                                                      31,150
                285  Gateway, Inc. (NON)                                                                            12,665
                290  Hewlett-Packard Co.                                                                            26,680
                462  IBM Corp.                                                                                      56,075
                                                                                                            --------------
                                                                                                                   142,082

Conglomerates (0.6%)
--------------------------------------------------------------------------------------------------------------------------
                385  United Technologies Corp.                                                                      22,835

Consumer Non Durables (0.8%)
--------------------------------------------------------------------------------------------------------------------------
                395  Colgate-Palmolive Co.                                                                          18,071
                330  Estee Lauder Cos. Class A                                                                      12,891
                                                                                                            --------------
                                                                                                                    30,962

Electronics and Electrical Equipment (10.2%)
--------------------------------------------------------------------------------------------------------------------------
                325  Applied Materials, Inc. (NON)                                                                  25,248
              1,008  General Electric Co.                                                                          119,511
                335  Illinois Tool Works, Inc.                                                                      24,978
                880  Intel Corp.                                                                                    65,395
                205  JDS Uniphase Corp. (NON)                                                                       23,332
                185  LAM Research Corp. (NON)                                                                       11,285
                330  LSI Logic Corp. (NON)                                                                          16,995
                500  Motorola, Inc.                                                                                 44,000
                322  Solectron Corp. (NON)                                                                          23,124
                470  Texas Instruments, Inc.                                                                        38,658
                170  Xilinx, Inc. (NON)                                                                             11,140
                                                                                                            --------------
                                                                                                                   403,666

Entertainment (1.5%)
--------------------------------------------------------------------------------------------------------------------------
                445  Time Warner, Inc.                                                                              27,034
                728  Viacom, Inc. Class B (NON)                                                                     30,758
                                                                                                            --------------
                                                                                                                    57,792

Food and Beverages (0.3%)
--------------------------------------------------------------------------------------------------------------------------
                180  Anheuser-Busch Cos., Inc.                                                                      12,611

Insurance and Finance (2.9%)
--------------------------------------------------------------------------------------------------------------------------
                225  American Express Co.                                                                           30,291
                278  American International Group, Inc.                                                             24,125
                410  Capital One Financial Corp.                                                                    15,990
                737  Citigroup, Inc.                                                                                32,428
                385  Schwab (Charles) Corp.                                                                         12,970
                                                                                                            --------------
                                                                                                                   115,804

Medical Supplies and Devices (2.7%)
--------------------------------------------------------------------------------------------------------------------------
                245  Allergan, Inc.                                                                                 26,950
                170  Bausch & Lomb, Inc.                                                                            11,209
                555  Tyco International Ltd.                                                                        57,304
                155  VISX, Inc. (NON)                                                                               12,260
                                                                                                            --------------
                                                                                                                   107,723

Oil and Gas (0.6%)
--------------------------------------------------------------------------------------------------------------------------
                600  Enron Corp.                                                                                    24,750

Pharmaceuticals (5.9%)
--------------------------------------------------------------------------------------------------------------------------
                300  Amgen Inc. (NON)                                                                               24,450
                320  Biogen, Inc. (NON)                                                                             25,220
                755  Bristol-Myers Squibb Co.                                                                       50,963
                130  Immunex Corp. (NON)                                                                             5,639
                475  Johnson & Johnson                                                                              43,641
                100  Medimmune, Inc. (NON)                                                                           9,966
                940  Schering-Plough Corp.                                                                          41,008
                510  Warner-Lambert Co.                                                                             33,851
                                                                                                            --------------
                                                                                                                   234,738

Retail (4.7%)
--------------------------------------------------------------------------------------------------------------------------
                312  Best Buy Co., Inc. (NON)                                                                       19,364
                500  Circuit City Stores, Inc.                                                                      21,094
                355  Costco Wholesale Corp. (NON)                                                                   25,560
                215  CVS Corp.                                                                                       8,775
                245  Kohls Corp. (NON)                                                                              16,201
                346  Lowe's Cos., Inc.                                                                              16,868
                911  TJX Cos., Inc. (The)                                                                           25,565
              1,098  Wal-Mart Stores, Inc.                                                                          52,224
                                                                                                            --------------
                                                                                                                   185,651

Telecommunications (8.4%)
--------------------------------------------------------------------------------------------------------------------------
                  1  AT&T Corp.                                                                                         44
              1,065  AT&T Corp. -- Liberty Media Group Class A                                                      39,535
                259  Comverse Technology, Inc. (NON)                                                                24,427
              1,289  Lucent Technologies, Inc. (NON)                                                                83,624
                565  MCI WorldCom, Inc. (NON)                                                                       40,609
                215  QUALCOMM, Inc. (NON)                                                                           40,675
                810  Sprint Corp. (NON)                                                                             43,943
                457  Sprint PCS                                                                                     34,075
                445  Tellabs, Inc. (NON)                                                                            25,337
                                                                                                            --------------
                                                                                                                   332,269
                                                                                                            --------------
                     Total Common Stocks (cost $1,731,349)                                                  $    2,301,764

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (22.6%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE

U.S. Government Agency Mortgage Obligations (4.6%)
--------------------------------------------------------------------------------------------------------------------------
                     Federal National Mortgage Association Pass-Through
                       Certificates
     $       17,929    7s, February 1, 2012                                                                 $       17,912
             22,183    6s, June 1, 2012                                                                             21,337
             10,000    5 1/8s, February 13, 2004                                                                     9,528
                     Government National Mortgage Association Pass-Through
                       Certificates
             37,281    8s, October 15, 2026                                                                         38,096
             24,533    7s, May 15, 2023                                                                             24,189
             76,279    6 1/2s, with due dates from September 15, 2024
                       to February 15, 2029                                                                         72,918
                                                                                                            --------------
                                                                                                                   183,980

U.S. Treasury Obligations (18.0%)
--------------------------------------------------------------------------------------------------------------------------
                     U.S. Treasury Bonds
              2,000    6 1/8s, November 15, 2027                                                                     1,942
              5,000    5 1/4s, February 15, 2029                                                                     4,376
              5,000    5 1/4s, November 15, 2028                                                                     4,334
                     U.S. Treasury Notes
             40,000    6s, August 15, 2009                                                                          40,325
            275,000    6s, August 15, 2004                                                                         277,665
             40,000    5 1/2s, May 15, 2009                                                                         38,706
              5,000    5 1/2s, August 31, 2001                                                                       4,988
            175,000    5 3/8s, February 15, 2001                                                                   174,508
            165,000    5 1/4s, May 15, 2004                                                                        161,261
              5,000    4 3/4s, February 15, 2004                                                                     4,796
                                                                                                            --------------
                                                                                                                   712,901
                                                                                                            --------------
                     Total U.S. Government and Agency Obligations
                       (cost $905,997)                                                                      $      896,881

CORPORATE BONDS AND NOTES (16.1%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE

Aerospace and Defense (0.5%)
--------------------------------------------------------------------------------------------------------------------------
     $        5,000  Boeing Co. deb. 6 5/8s, 2038                                                           $        4,325
             10,000  Raytheon Co. notes 6.45s, 2002                                                                  9,905
              5,000  Raytheon Co. deb. 6.4s, 2018                                                                    4,294
                                                                                                            --------------
                                                                                                                    18,524

Airlines (0.1%)
--------------------------------------------------------------------------------------------------------------------------
              4,996  Northwest Airlines Corp. pass-thru certificate
                       Ser. 1999-1A, 6.81s, 2020                                                                     4,499

Automotive (0.1%)
--------------------------------------------------------------------------------------------------------------------------
              5,000  Delphi Automotive Systems Corp. deb. 7 1/8s, 2029                                               4,503

Basic Industrial Products (0.3%)
--------------------------------------------------------------------------------------------------------------------------
              5,000  American Standard Companies, Inc. sr. notes 7 3/8s, 2008                                        4,550
              7,000  Ball Corp. company guaranty 7 3/4s, 2006                                                        6,790
                                                                                                            --------------
                                                                                                                    11,340

Broadcasting (0.3%)
--------------------------------------------------------------------------------------------------------------------------
              5,000  CBS Corp. sr. notes 7.15s, 2005                                                                 4,934
              5,000  TCI Communications Inc deb. 8 3/4s, 2015                                                        5,582
                                                                                                            --------------
                                                                                                                    10,516

Business Services (0.2%)
--------------------------------------------------------------------------------------------------------------------------
              9,998  Federal Express Corp. pass-thru certificates Ser. 1998-1A,
                       6.72s, 2022                                                                                   9,465

Chemicals (0.3%)
--------------------------------------------------------------------------------------------------------------------------
              5,000  Nova Chemicals Corp. deb. 7s, 2026 (Canada)                                                     4,905
              5,000  Rohm & Haas Co. 144A deb. 7.85s, 2029                                                           5,078
                                                                                                            --------------
                                                                                                                     9,983

Computers (0.1%)
--------------------------------------------------------------------------------------------------------------------------
              5,000  IBM Corp. deb. 7 1/8s, 2096                                                                     4,787

Consumer Services (0.5%)
--------------------------------------------------------------------------------------------------------------------------
              5,000  Hertz Corp. notes 6 1/4s, 2009                                                                  4,586
              5,000  Hertz Corp. sr. notes 6 1/2s, 2006                                                              4,781
              5,000  Imperial Tobacco Global company guarantee 71/8s, 2009                                           4,669
              5,000  Philip Morris Companies Inc. notes 6.8s, 2003                                                   4,964
                                                                                                            --------------
                                                                                                                    19,000

Energy-Related (0.2%)
--------------------------------------------------------------------------------------------------------------------------
              5,000  KN Capital Trust III company guaranty 7.63s, 2028                                               4,221
              5,000  Osprey Trust 144A sec. notes 8.31s, 2003                                                        5,031
                                                                                                            --------------
                                                                                                                     9,252

Entertainment (1.1%)
--------------------------------------------------------------------------------------------------------------------------
              5,000  News America Holdings, Inc. deb. 7 3/4s, 2045                                                   4,473
              5,000  Time Warner Entertainment Inc. notes 8 7/8s, 2012                                               5,548
             15,000  Time Warner Entertainment sr. notes 8 3/8s, 2033                                               15,999
             20,000  Walt Disney Co. med. term notes 5.62s, 2008                                                    18,063
                                                                                                            --------------
                                                                                                                    44,083

Food and Beverages (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             10,000  Pepsi Bottling Group Inc. sr. notes Ser. B, 7s, 2029                                            9,200

Health Care (0.2%)
--------------------------------------------------------------------------------------------------------------------------
              5,000  Tenet Healthcare Corp. sr. notes 8s, 2005                                                       4,750
              5,000  Tenet Healthcare Corp. sr. sub. notes 8 5/8s, 2007                                              4,750
                                                                                                            --------------
                                                                                                                     9,500

Insurance and Finance (8.0%)
--------------------------------------------------------------------------------------------------------------------------
              5,000  Advanta Corp. med. term notes Ser. B, 7s, 2001                                                  4,661
              5,000  AFC Capital Trust company guaranty Ser. B, 8.207s, 2027                                         4,801
              5,000  AFLAC Inc. sr. notes 6 1/2s, 2009                                                               4,714
             10,000  American General Institute 144A company guaranty
                       8 1/8s, 2046                                                                                 10,066
              5,000  Bank United unit Ser. A, 8s, 2009                                                               4,749
              5,000  BankAmerica Corp. sr. notes 5 7/8s, 2009                                                        4,557
              5,000  Capital One Financial Corp. notes 7 1/4s, 2006                                                  4,750
              5,000  Capital One Financial Corp. notes 7 1/4s, 2003                                                  4,875
              5,000  CIT Group Holdings sr. notes 6 1/2s, 2002                                                       4,950
              5,000  Citicorp sub. notes 6 3/8s, 2008                                                                4,727
              5,000  Colonial Bank sub. notes 8s, 2009                                                               4,719
             15,000  Conseco Financing Trust II company guaranty 8.7s, 2026                                         13,353
              5,000  Conseco Inc. med-term notes 6 1/2s, 2002                                                        4,776
              5,000  Dime Bancorp, Inc. sr. notes 6 3/8s, 2001                                                       4,954
             25,000  Dime Capital Trust I bank guaranty Ser. A, 9.33s, 2027                                         24,872
              5,000  Dresdner Funding Trust I 144A notes 8.151s, 2031                                                4,588
              5,000  Executive Risk Capital Trust company guaranty Ser. B,
                       8.675s, 2027                                                                                  5,003
              5,000  Finova Capital Corp. med-term notes 6.11s, 2003                                                 4,874
              5,000  Finova Capital Corp. notes 7.4s, 2007                                                           4,944
              5,000  Finova Capital Corp. notes 6 1/4s, 2002                                                         4,909
              3,000  First Citizens Bank Capital Trust I company guaranty
                       8.05s, 2028                                                                                   2,700
              5,000  Firstar Capital Trust I company guaranty Ser. B, 8.32s, 2026                                    4,990
              5,000  Ford Motor Credit Corp. sr. notes 5.8s, 2009                                                    4,543
              5,000  General Motors Acceptance Corp. sr. unsub. 5.85s, 2009                                          4,611
              5,000  Hartford Life, Inc. deb. 7.65s, 2027                                                            4,854
             10,000  Household Finance Corp. notes 6 1/2s, 2008                                                      9,409
              5,000  Imperial Bank sub. notes 8 1/2s, 2009                                                           4,750
              5,000  Lehman Bros Holdings, Inc. notes 6 1/4s, 2003                                                   4,862
              5,000  Markel Capital Trust I company guaranty Ser. B, 8.71s, 2046                                     4,396
              5,000  Merey Sweeney L.P. 144A sr. notes 8.85s, 2019                                                   4,990
              5,000  Newcourt Credit Group Inc. 144A notes 6 7/8s, 2005                                              4,878
              5,000  Newcourt Credit Group, Inc. 144A company guaranty
                       7 1/8s, 2003                                                                                  4,929
              5,000  Norwest Corp. med. term sr. notes Ser. J, 6 3/4s, 2027                                          4,439
             15,000  Paine Webber Group, Inc. sr. med. term notes 6.52s, 2005                                       14,231
              5,000  Peoples Bank-Bridgeport sub. notes 7.2s, 2006                                                   4,656
              5,000  Presidential Life Corp. sr. notes 7 7/8s, 2009                                                  4,738
              5,000  Provident Companies, Inc. bonds 7.405s, 2038                                                    4,340
              5,000  Prudential Insurance Co. 144A 6 7/8s, 2003                                                      5,000
              5,000  Salomon, Inc. sr. notes 7.3s, 2002                                                              5,080
             10,000  Salomon, Inc. sr. notes 6 3/4s, 2003                                                            9,944
             10,000  Sears Roebuck Acceptance Corp. notes 6 1/2s, 2028                                               8,228
              5,000  Sovereign Bancorp, Inc. sr. notes 6 5/8s, 2001                                                  4,947
              5,000  Sprint Capital Corp. company guaranty 6.9s, 2019                                                4,631
             10,000  Sprint Capital Corp. company guaranty 6 1/8s, 2008                                              9,298
              5,000  Sprint Capital Corp. company guaranty 5.7s, 2003                                                4,775
              5,000  St. Paul Bancorp sr. notes 7 1/8s, 2004                                                         4,869
             10,000  Sun Life Canada Capital Trust 144A 8.526s, 2049                                                 9,551
              5,000  Tig Capital Trust I 144A bonds 8.597s, 2027                                                     4,668
              5,000  Toyota Motor Credit Corp. notes 5 5/8s, 2003                                                    4,824
              5,000  Transamerica Capital III bonds 7 5/8s, 2037                                                     4,676
              5,000  Trenwick Capital Trust I company guaranty 8.82s, 2037                                           4,081
              5,000  Webster Capital Trust I 144A bonds 9.36s, 2027                                                  4,807
              5,000  Zurich Capital Trust I 144A company guaranty
                       8.376s, 2037                                                                                  4,857
                                                                                                            --------------
                                                                                                                   316,394

Oil and Gas (0.8%)
--------------------------------------------------------------------------------------------------------------------------
              5,000  Coastal Corp. bonds 6.95s, 2028                                                                 4,414
              2,998  Express Pipeline Ltd. 144A sub. notes Ser. B, 7.39s,
                       2019 (Canada)                                                                                 2,629
              5,000  Gulf Canada Resources, Ltd. sr. notes 8.35s, 2006 (Canada)                                      4,990
              5,000  Norsk Hydro ASA notes 6.36s, 2009 (Norway)                                                      4,638
             10,000  Petro Geo-Services sr. notes 7 1/8s, 2028 (Norway)                                              8,868
              5,000  Union Oil Company of California company guaranty
                       7 1/2s, 2029                                                                                  4,778
                                                                                                            --------------
                                                                                                                    30,317

Publishing (0.1%)
--------------------------------------------------------------------------------------------------------------------------
              5,000  News America Holdings, Inc. deb. 7.7s, 2025                                                     4,691

Real Estate (0.5%)
--------------------------------------------------------------------------------------------------------------------------
              5,000  EOP Operating L.P. notes 6.8s, 2009                                                             4,631
              5,000  EOP Operating L.P. notes 6 3/8s, 2002                                                           4,910
              5,000  EOP Operating L.P. sr. notes 6 3/4s, 2008 (R)                                                   4,627
              5,000  Omega Healthcare Investors, Inc. notes 6.95s, 2002 (R)                                          4,733
                                                                                                            --------------
                                                                                                                    18,901

Restaurants (0.1%)
--------------------------------------------------------------------------------------------------------------------------
              5,000  Tricon Global Restaurants, Inc. sr. notes 7.45s, 2005                                           4,771

Retail (0.1%)
--------------------------------------------------------------------------------------------------------------------------
              5,000  Federated Department Stores, Inc. sr. notes 8 1/2s, 2003                                        5,228

Specialty Consumer Products (0.1%)
--------------------------------------------------------------------------------------------------------------------------
              5,000  Tyco International Ltd. company guaranty 6 1/4s, 2003                                           4,844

Telecommunications (0.7%)
--------------------------------------------------------------------------------------------------------------------------
              5,000  AT&T Capital Corp. med. term notes 6.6s, 2005                                                   4,820
              5,000  U S West, Inc. notes 5 5/8s, 2008                                                               4,438
             15,000  WorldCom, Inc. sr. notes 6.4s, 2005                                                            14,493
              5,000  WorldCom, Inc. sr. notes 6.95s, 2028                                                            4,659
                                                                                                            --------------
                                                                                                                    28,410

Transportation (0.5%)
--------------------------------------------------------------------------------------------------------------------------
              5,000  Burlington Northern Santa Fe notes 6 3/8s, 2005                                                 4,795
              4,588  Continental Airlines, Inc. pass-through certificates
                       Ser. 981C, 6.541s, 2008                                                                       4,424
             10,000  CSX Corp. deb. 7.95s, 2027                                                                     10,041
                                                                                                            --------------
                                                                                                                    19,260

Utilities (1.1%)
--------------------------------------------------------------------------------------------------------------------------
              5,000  Aes Eastern Energy 144A pass through certificates 9s, 2017                                      4,870
              5,000  Arizona Public Service Co. sr. notes 6 3/4s, 2006                                               4,825
              5,000  GTE Corp. deb. 6.46s, 2008                                                                      4,786
              1,931  Midland Funding Corp. I deb. Ser. C-94, 10.33s, 2002                                            2,011
              3,173  Northeast Utilities System notes Ser. B, 8.38s, 2005                                            3,154
             10,000  Public Service Co. of New Mexico sr. notes Ser. B,
                       7 1/2s, 2018                                                                                  9,593
              5,000  Texas New-Mexico Power Utilities 1st mtge. 9 1/4s, 2000                                         5,123
              5,000  Texas Utilities Co. secd. lease fac. bonds 7.46s, 2015                                          5,038
              5,000  TXU Electrical Capital company guaranty 8.175s, 2037                                            4,800
                                                                                                            --------------
                                                                                                                    44,200
                                                                                                            --------------
                     Total Corporate Bonds and Notes (cost $682,016)                                               641,668

COLLATERALIZED MORTGAGE OBLIGATIONS (0.9%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $        4,960  Housing Securities Inc. Ser. 93-F, Class F9M2, 7s,
                       September 25, 2023                                                                   $        4,754
              4,431  Merrill Lynch Mortgage Investors, Inc. Ser. 98-C2, Class A1,
                       6.22s, February 15, 2030                                                                      4,321
              4,774  Prudential Home Mortgage Securities 144A Ser. 93-31,
                       Class B2, 6s, August 25, 2000                                                                 4,691
             21,941  Ryland Mortgage Securities Corp. Ser. 94-7C, Class B1,
                       7.359s, August 25, 2025                                                                      21,173
                                                                                                            --------------
                     Total Collateralized Mortgage Obligations
                       (cost $33,117)                                                                       $       34,939

FOREIGN GOVERNMENT BONDS AND NOTES (0.5%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $       15,000  Ontario (Province of) sr. unsub. 5 1/2s, 2008 (Canada)                                 $       13,700
              5,000  Quebec (Province of) sr. unsub. 5 3/4s, 2009 (Canada)                                           4,576
                                                                                                            --------------
                     Total Foreign Government Bonds and Notes
                       (cost $19,922)                                                                       $      18,276

PREFERRED STOCKS (0.1%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
                  5  Centaur Funding Corp 144A $9.08 pfd. (Cayman Islands)                                  $        5,236
                250  TCR Holding Corp. Class E, zero % pfd.                                                             16
                                                                                                            --------------
                     Total Preferred Stocks (cost $5,016)                                                   $        5,252

SHORT-TERM INVESTMENTS (0.6%) (a) (cost $23,000)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $       23,000  Interest in $750,000,000 joint tri-party repurchase agreement dated September 30, 1999 with
                       Goldman Sachs & Co. due October 1, 1999 with
                       respect to various U.S. Treasury obligations --
                       maturity value of $23,003 for an effective yield of 5.29%                            $       23,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $3,400,417) (b)                                                $    3,921,780
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $3,966,560.

  (b) The aggregate identified cost on a tax basis is $3,403,845, resulting in gross unrealized appreciation and depreciation of $619,905 and $101,970, respectively, or net unrealized appreciation of $517,935.

(NON) Non-income-producing security.

  (R) Real Estate Investment Trust.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      The accompanying notes are an integral part of these financial statements.




Statement of assets and liabilities
September 30, 1999
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $3,400,417) (Note 1)                                                $3,921,780
-----------------------------------------------------------------------------------------------
Cash                                                                                     21,257
-----------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                                24,077
-----------------------------------------------------------------------------------------------
Receivable for the shares of the fund sold                                                  350
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                           32,430
-----------------------------------------------------------------------------------------------
Receivable from Manager (Note 2)                                                         21,403
-----------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                  319
-----------------------------------------------------------------------------------------------
Total assets                                                                          4,021,616

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                         41,479
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                  536
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                             2,321
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                 10
-----------------------------------------------------------------------------------------------
Payable for organization expenses (Note 1)                                                6,425
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                    4,285
-----------------------------------------------------------------------------------------------
Total liabilities                                                                        55,056
-----------------------------------------------------------------------------------------------
Net assets                                                                           $3,966,560

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                      $2,962,132
-----------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                             57,862
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investment (Note 1)                                    425,203
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                              521,363
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                           $3,966,560

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per share
($3,966,560 divided by 314,142 shares)                                                   $12.63
-----------------------------------------------------------------------------------------------
Offering price (100/94.25 of $12.63)*                                                    $13.40
-----------------------------------------------------------------------------------------------

* On single retail sales of less than $50,000.  On sales of $50,000 or more and on group sales, the offering price is reduced.

  The accompanying notes are an integral part of these financial statements.




Statement of operations
Year ended September 30, 1999
Investment income:
-----------------------------------------------------------------------------------------------
Dividends                                                                              $ 10,432
-----------------------------------------------------------------------------------------------
Interest income (net of foreign tax of $28)                                              90,244
-----------------------------------------------------------------------------------------------
Total investment income                                                                 100,676

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                         24,228
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                            6,724
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                         2,468
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             40
-----------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                            2,927
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                   5,695
-----------------------------------------------------------------------------------------------
Registration fees                                                                           161
-----------------------------------------------------------------------------------------------
Auditing                                                                                 40,335
-----------------------------------------------------------------------------------------------
Legal                                                                                     3,561
-----------------------------------------------------------------------------------------------
Postage                                                                                     557
-----------------------------------------------------------------------------------------------
Other                                                                                       128
-----------------------------------------------------------------------------------------------
Fees waived by Manager (Note 2)                                                         (57,695)
-----------------------------------------------------------------------------------------------
Total expenses                                                                           29,129
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                               (4,960)
-----------------------------------------------------------------------------------------------
Net expenses                                                                             24,169
-----------------------------------------------------------------------------------------------
Net investment income                                                                    76,507
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                        428,717
-----------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                                (494)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in foreign currencies
during the year                                                                             482
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments
during the year                                                                         140,967
-----------------------------------------------------------------------------------------------
Net gain on investments                                                                 569,672
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                   $646,179
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Statement of changes in net assets
                                                                                      Year ended September 30
                                                                                -------------------------------
                                                                                           1999            1998
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                                $   76,507      $   55,650
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                                           428,223         361,798
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and
liabilities in foreign currencies                                                       141,449         (78,192)
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                    646,179         339,256
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
From net investment income                                                              (58,592)        (59,126)
---------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                                  (357,149)       (235,797)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                       588,681         334,405
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                            819,119         378,738

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of year                                                                     3,147,441       2,768,703
---------------------------------------------------------------------------------------------------------------
End of year (including undistributed net investment
income of $57,862 and $37,442, respectively)                                         $3,966,560      $3,147,441
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   For the period
Per-share                                                                                                           Jan. 3, 1995+
operating performance                                                Year ended September 30                        to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $11.92           $11.90           $11.03           $10.56            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)                             .25(c)(d)        .22(c)           .25              .29              .23
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                  2.02             1.05             2.16             1.18             1.83
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                2.27             1.27             2.41             1.47             2.06
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.22)            (.25)            (.27)            (.35)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                      (1.34)           (1.00)           (1.27)            (.65)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                 (1.56)           (1.25)           (1.54)           (1.00)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $12.63           $11.92           $11.90           $11.03           $10.56
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                              20.25            12.18            24.58            15.01            24.24*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                     $3,967           $3,147           $2,769           $2,246           $1,951
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(a)(c)                          .78              .77              .71              .73              .54*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)(a)                         2.05             1.82             2.29             2.72             2.44*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             123.90           139.55           151.15           170.75            95.15*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Reflects an expense limitation during the period ( Note 2). As a result of such limitation, expenses of the fund for the periods ended September 30, 1999, 1998, 1997, 1996 and 1995 reflect a reduction of $0.19, $0.13, $0.12, $0.15, and $0.23 per share, respectively.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Net investment income and the ratio of expenses to average net assets includes amounts paid through expense offset arrangements (Note 2).


(d) Per share net investment income has been determined on the basis of weighted average number of shares outstanding during the year.



Notes to financial statements
September 30, 1999

Note 1
Significant accounting policies

Putnam Balanced Fund (the "fund") is one of a series of Putnam Investment Funds (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the fund is to seek capital growth and current income.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -the last reported bid price. Market quotations are not considered to be readily available for long term corporate bonds and notes; such investments are stated at fair market value on the basis of valuations furnished by a pricing service, approved by the Trustees, which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Discounts on original issue discount bonds are accreted according to the yield-to-maturity basis.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) TBA purchase commitments The fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 1.0% from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

H) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transactions.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

I) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended September 30, 1999, the fund had no borrowings against the line of credit.

J) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

K) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, foreign currency gains and losses, post-October loss deferrals, organization costs, paydown gains and losses on mortgage-backed securities and market discount. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended September 30, 1999, the fund reclassified $2,505 to increase undistributed net investment income and $2,791 to decrease paid-in-capital, with an increase to accumulated net realized gains and losses of $286. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

L) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

M) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $6,425. These expenses are being amortized on projected net asset levels over a five-year period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion, and 0.38% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 1999, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 0.70% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended September 30, 1999, fund expenses were reduced by $4,960 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $100 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Mutual Funds Corp. at an annual rate of up to 0.35% of the fund's average net assets. Currently, no payments are being made on the plan.

For the year ended September 30, 1999, Putnam Mutual Funds, Corp., acting as the underwriter received no monies in contingent deferred sales charges from redemptions of class A shares acquired through exchanges from another fund. For the year ended September 30, 1999, Putnam Mutual Funds Corp., acting as underwriter received no monies on class A redemptions.

Note 3
Purchases and sales of securities

During the year ended September 30, 1999, cost of purchases and proceeds from sales of investment securities other than U.S. government obligations and short-term investments aggregated $3,851,578 and $3,720,716, respectively. Purchases and sales of U.S. government obligations aggregated $877,962 and $778,923, respectively.

Note 4
Capital shares

At September 30, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                Year ended September 30, 1999
-----------------------------------------------------------------------------
                                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                         17,014           $208,524
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       35,933            415,741
-----------------------------------------------------------------------------
                                                    52,947            624,265

Shares
repurchased                                         (2,849)           (35,584)
-----------------------------------------------------------------------------
Net increase                                        50,098           $588,681
-----------------------------------------------------------------------------

                                                Year ended September 30, 1998
-----------------------------------------------------------------------------
                                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                          4,039           $ 48,660
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       28,249            294,923
-----------------------------------------------------------------------------
                                                    32,288            343,583

Shares
repurchased                                           (857)            (9,178)
-----------------------------------------------------------------------------
Net increase                                        31,431           $334,405
-----------------------------------------------------------------------------

At September 30, 1999, Putnam Management owned 285,190 shares of the fund (90.8% of shares outstanding) valued at $3,601,950.


Federal tax information
(Unaudited)

The fund has designated 13.04% of the distributions from net investment income as qualifying for the dividends received deduction for corporations.

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $390,311 as capital gain, for its taxable year ended September 30, 1999.

The Form 1099 you receive in January 2000 will show the tax status of all distributions paid to your account in calendar 1999.


Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

John J. Morgan Jr.
Vice President

C. Beth Cotner
Vice President

Manuel Weiss Herrero
Vice President and Fund Manager

James M. Prusko
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam Balanced Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.

56137-318 11/99